ING PARTNERS, INC.

(the “Registrant”)

Supplement dated November 29, 2013 to the

Current Prospectuses, Summary Prospectuses, and Statements of Additional Information

for each Series of the above named Registrant

(each a “Portfolio” and collectively, the “Portfolios”)

Earlier this year ING U.S. announced plans to rebrand as Voya Financial following its initial public offering, which occurred in May 2013. The actual rebranding of the various businesses that comprise ING U.S.—Retirement Solutions, Investment Management and Insurance Solutions — will occur in stages, with ING U.S. Investment Management among the first to rebrand. As of May 1, 2014, ING U.S. Investment Management will be known as Voya Investment Management. The ING entities do not anticipate that there will be any disruption in services being rendered to the Portfolios.

In 2014, ING U.S., Inc. will change its name to Voya Financial, Inc. Effective May 1, 2014, ING Investments, LLC, the adviser to certain of the Portfolios, will be renamed Voya Investments, LLC; ING Investment Management Co. LLC, sub-adviser to certain of the Portfolios, will be renamed Voya Investment Management Co. LLC; ING Investments Distributor, LLC, the distributor for the Portfolios, will be renamed Voya Investments Distributor, LLC; and ING Funds Services, LLC, the administrator for the Portfolios, will be renamed Voya Funds Services, LLC. Each Portfolio as well as the Registrant that each Portfolio is organized as a series of will also be renamed.

The new Registrant and Portfolio names will be as follows:

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING Partners, Inc.	Voya Partners, Inc.
ING American Century Small-Mid Cap Value Portfolio	VY American Century Small-Mid Cap Value Portfolio
ING Baron Growth Portfolio	VY Baron Growth Portfolio
ING Columbia Contrarian Core Portfolio	VY Columbia Contrarian Core Portfolio
ING Columbia Small Cap Value II Portfolio	VY Columbia Small Cap Value II Portfolio
ING Fidelity® VIP Contrafund® Portfolio	VY Fidelity® VIP Contrafund® Portfolio
ING Fidelity® VIP Equity-Income Portfolio	VY Fidelity® VIP Equity-Income Portfolio
ING Fidelity® VIP Mid Cap Portfolio	VY Fidelity® VIP Mid Cap Portfolio
ING Global Bond Portfolio	Voya Global Bond Portfolio
ING Index Solution 2015 Portfolio	Voya Index Solution 2015 Portfolio
ING Index Solution 2020 Portfolio	Voya Index Solution 2020 Portfolio
ING Index Solution 2025 Portfolio	Voya Index Solution 2025 Portfolio
ING Index Solution 2030 Portfolio	Voya Index Solution 2030 Portfolio
ING Index Solution 2035 Portfolio	Voya Index Solution 2035 Portfolio
ING Index Solution 2040 Portfolio	Voya Index Solution 2040 Portfolio
ING Index Solution 2045 Portfolio	Voya Index Solution 2045 Portfolio
ING Index Solution 2050 Portfolio	Voya Index Solution 2050 Portfolio
ING Index Solution 2055 Portfolio	Voya Index Solution 2055 Portfolio
ING Index Solution Income Portfolio	Voya Index Solution Income Portfolio
ING Invesco Comstock Portfolio	VY Invesco Comstock Portfolio
ING Invesco Equity and Income Portfolio	VY Invesco Equity and Income Portfolio

Current Registrant Name / Current Portfolio Name	New Registrant Name / New Portfolio Name, effective May 1, 2014
ING JPMorgan Mid Cap Value Portfolio	VY JPMorgan Mid Cap Value Portfolio
ING Oppenheimer Global Portfolio	VY Oppenheimer Global Portfolio
ING PIMCO Total Return Portfolio	VY PIMCO Total Return Bond Portfolio
ING Pioneer High Yield Portfolio	VY Pioneer High Yield Portfolio
ING Solution 2015 Portfolio	Voya Solution 2015 Portfolio
ING Solution 2020 Portfolio	Voya Solution 2020 Portfolio
ING Solution 2025 Portfolio	Voya Solution 2025 Portfolio
ING Solution 2030 Portfolio	Voya Solution 2030 Portfolio
ING Solution 2035 Portfolio	Voya Solution 2035 Portfolio
ING Solution 2040 Portfolio	Voya Solution 2040 Portfolio
ING Solution 2045 Portfolio	Voya Solution 2045 Portfolio
ING Solution 2050 Portfolio	Voya Solution 2050 Portfolio
ING Solution 2055 Portfolio	Voya Solution 2055 Portfolio
ING Solution Aggressive Portfolio	Voya Solution Aggressive Portfolio
ING Solution Balanced Portfolio	Voya Solution Balanced Portfolio
ING Solution Conservative Portfolio	Voya Solution Conservative Portfolio
ING Solution Income Portfolio	Voya Solution Income Portfolio
ING Solution Moderately Aggressive Portfolio	Voya Solution Moderately Aggressive Portfolio
ING Solution Moderately Conservative Portfolio	Voya Solution Moderately Conservative Portfolio
ING T. Rowe Price Diversified Mid Cap Growth Portfolio	VY T. Rowe Price Diversified Mid Cap Growth Portfolio
ING T. Rowe Price Growth Equity Portfolio	VY T. Rowe Price Growth Equity Portfolio
ING Templeton Foreign Equity Portfolio	VY Templeton Foreign Equity Portfolio

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE